Expense Example - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - Fidelity Sustainable International Equity Fund
Dec. 30, 2022 USD ($)
Fidelity Advisor Sustainable International Equity Fund - Class M
Expense Example:
1 year	$ 502
3 years	1,867
5 years	3,360
10 years	6,716
Fidelity Advisor Sustainable International Equity Fund - Class C
Expense Example:
1 year	308
3 years	1,707
5 years	3,317
10 years	6,764
Fidelity Advisor Sustainable International Equity Fund - Class I
Expense Example:
1 year	107
3 years	1,433
5 years	2,913
10 years	6,300
Fidelity Advisor Sustainable International Equity Fund - Class Z
Expense Example:
1 year	92
3 years	1,405
5 years	2,879
10 years	6,258
Fidelity Advisor Sustainable International Equity Fund - Class A
Expense Example:
1 year	700
3 years	1,991
5 years	3,418
10 years	$ 6,655